Related Party Transaction and Balance (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transaction and Balance [Abstract]
Schedule of Due to Controlling Shareholder	(1)Due to controlling shareholder
Name of Related Party	Relationship	Nature	2024	2025	2025
			RMB	RMB	US$
Mr. Hue Kwok Chiu	Controlling shareholder, Chairman and Chief Executive Officer	Advances for operational purposes	1,290,837	4,697,488	671,559